Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,897,740	$ 1,804,023	$ 1,513,834
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,502,694	1,396,297	1,098,074
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	285,771	298,984	307,239
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 109,275	$ 108,742	$ 108,521